Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2017
Financial Highlights for the Limited Partner Class

Tactical Currency

	2017	2016	2015

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$0.12	$(0.52)	$2.16
Net investment loss	(0.41)	(0.56)	(0.73)

Net increase (decrease) for the year	(0.29)	(1.08)	1.43
Net asset value per Unit, beginning of year	8.84	9.92	8.49

Net asset value per Unit, end of year	$8.55	$8.84	$9.92

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(4.5)%	(5.8)%	(8.0)%

Operating expenses before incentive fees	5.2%	5.2%	5.1%
Incentive fees	- %	0.8%	2.9%

Operating expenses after incentive fees	5.2%	6.0%	8.0%

Total return:
Total return before incentive fees	(3.3)%	(10.1)%	19.9%
Incentive fees	- %	(0.8)%	(3.1)%

Total return after incentive fees	(3.3)%	(10.9)%	16.8%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Financial Highlights for the Limited Partner Class

Spectrum Select

	2017	2016	2015

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$1.42	$(2.96)	$(0.51)
Net investment loss	(1.14)	(1.43)	(1.74)

Net increase (decrease) for the year	0.28	(4.39)	(2.25)
Net asset value per Unit, beginning of year	23.54	27.93	30.18

Net asset value per Unit, end of year	$23.82	$23.54	$27.93

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.0)%	(5.5)%	(5.8)%

Operating expenses before incentive fees	5.7%	5.7%	5.8%
Incentive fees	- %	- %	- %

Operating expenses after incentive fees	5.7%	5.7%	5.8%

Total return:
Total return before incentive fees	1.2%	(15.7)%	(7.5)%
Incentive fees	- %	- %	- %

Total return after incentive fees	1.2%	(15.7)%	(7.5)%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Financial Highlights for the Limited Partner Class

Spectrum Technical (Partnership in Liquidation)

	2017		2016	2015

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$0.17		$(0.31)	$1.13
Net investment loss	(0.85)		(1.05)	(1.25)

Net increase (decrease) for the year	(0.68)		(1.36)	(0.12)
Net asset value per Unit, beginning of year	17.59		18.95	19.07

Net asset value per Unit, end of year	16.91	***	17.59	18.95
Liquidation redemption per Unit at December 31, 2017	(16.91)		-	-

Ending net asset value per Unit	$-		$17.59	$18.95

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.3)%		(5.7)%	(6.5)%

Operating expenses before incentive fees	6.0%		5.6%	5.6%
Incentive fees	0.0%		0.3%	0.9%

Operating expenses after incentive fees	6.0%		5.9%	6.5%

Total return:
Total return before incentive fees	(3.9)%		(6.9)%	0.3%
Incentive fees	0.0%		(0.3)%	(0.9)%

Total return after incentive fees	(3.9)%		(7.2)%	(0.6)%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

***	Calculated based on pre-liquidation net asset value per Unit.

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Highlights for the Limited Partner Class

Spectrum Strategic

	2017	2016	2015

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$(0.32)	$(0.05)	$(1.51)
Net investment loss	(0.47)	(0.57)	(0.57)

Net increase (decrease) for the year	(0.79)	(0.62)	(2.08)
Net asset value per Unit, beginning of year	10.92	11.54	13.62

Net asset value per Unit, end of year	$10.13	$10.92	$11.54

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(4.6)%	(5.1)%	(4.7)%

Operating expenses before incentive fees	5.2%	5.2%	4.7%
Incentive fees	- %	- %	- %

Operating expenses after incentive fees	5.2%	5.2%	4.7%

Total return:
Total return before incentive fees	(7.2)%	(5.4)%	(15.3)%
Incentive fees	- %	- %	- %

Total return after incentive fees	(7.2)%	(5.4)%	(15.3)%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.